STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jul. 21, 2014
Balance (in shares) at Jul. 21, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 1,150	$ 65		$ 1,215
Common shares issued for cash (in shares)	11,500,000			11,500,000
Advance Forgiven By Related Party		2,513		$ 2,513
Net loss			$ (264)	(264)
Balance at Dec. 31, 2014	$ 1,150	2,578	(264)	3,464
Balance (in shares) at Dec. 31, 2014	11,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for conversion of debt	$ 525	4,725		$ 5,250
Common shares issued for conversion of debt (in shares)	5,250,000			5,250,000
Sale of common stock	$ 250	199,750		$ 200,000
Sale of common stock (in shares)	2,500,000
Common shares issued for compensation	$ 10	7,590		7,600
Common shares issued for compensation	95,000
Beneficial conversion feature on convertible debt		5,250		5,250
Reverse Merger Adjustment	$ 42	(39,564)		(39,522)
Reverse Merger Adjustment Share	424,977
Net loss			(197,985)	(197,985)
Balance at Dec. 31, 2015	$ 1,977	$ 180,329	$ (198,249)	$ (15,943)
Balance (in shares) at Dec. 31, 2015	19,769,977